Risk and sensitivity analysis - Sensitivity to insurance risk (Details) - Insurance risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Maintenance expenses
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	$ (77)	$ (58)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(71)	(57)
Net effect on profit after tax, Gross of reinsurance from increase in assumption	(77)	(58)
Net effect on profit after tax, net of reinsurance from increase in assumption	(71)	(57)
Net effect on CSM, Gross of reinsurance from increase in assumption	(420)	(365)
Net effect on CSM, Net of reinsurance from increase in assumption	(427)	(365)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ (61)	$ (53)
Lapse rates
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	$ (88)	$ (78)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(76)	(70)
Net effect on profit after tax, Gross of reinsurance from increase in assumption	(88)	(78)
Net effect on profit after tax, net of reinsurance from increase in assumption	(76)	(70)
Net effect on CSM, Gross of reinsurance from increase in assumption	(1,363)	(1,179)
Net effect on CSM, Net of reinsurance from increase in assumption	(1,496)	(1,274)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ (95)	$ (69)
Mortality and morbidity
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Net effect on shareholders' equity, Gross of reinsurance from increase in assumption	$ (131)	$ (88)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(96)	(79)
Net effect on profit after tax, Gross of reinsurance from increase in assumption	(131)	(88)
Net effect on profit after tax, net of reinsurance from increase in assumption	(96)	(79)
Net effect on CSM, Gross of reinsurance from increase in assumption	(638)	(548)
Net effect on CSM, Net of reinsurance from increase in assumption	(261)	(217)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ (85)	$ (67)